Intangible Assets - Summary of Changes in Intangible Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 10,820	R$ 10,275	R$ 3,379
Additions	1,105	1,163	1,116
Transfer of assets to Alianca Geracao de Energia			(14)
Special obligations write-down		98
Disposals	(19)	(40)	(38)
Amortization	(646)	(599)	(519)
Financial to Intangible on renewal of concessions			7,162
Transfer	(104)	(77)	(811)
Ending balance	11,156	10,820	10,275
Intangible assets in progress [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,535	1,275	1,103
Additions	1,105	1,157	1,108
Disposals	(8)	(8)	(17)
Transfer	(1,946)	(889)	(919)
Ending balance	686	1,535	1,275
Temporary Easements Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10	10	12
Transfer of assets to Alianca Geracao de Energia			(2)
Ending balance	10	10	10
Service concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9	9	24
Transfer of assets to Alianca Geracao de Energia			(13)
Amortization	(1)		(2)
Ending balance	8	9	9
Assets of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,248	8,967	2,223
Additions		6	8
Special obligations write-down		98
Disposals	(11)	(32)	(21)
Amortization	(638)	(595)	(512)
Financial to Intangible on renewal of concessions			7,162
Transfer	1,836	804	107
Ending balance	10,435	9,248	8,967
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18	14	17
Transfer of assets to Alianca Geracao de Energia			1
Amortization	(7)	(4)	(5)
Transfer	6	8	1
Ending balance	17	18	14
Useful life defined intangible asset [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,285	9,000	2,276
Additions		6	8
Transfer of assets to Alianca Geracao de Energia			(14)
Special obligations write-down		98
Disposals	(11)	(32)	(21)
Amortization	(646)	(599)	(519)
Financial to Intangible on renewal of concessions			7,162
Transfer	1,842	812	108
Ending balance	R$ 10,470	R$ 9,285	R$ 9,000